Note 5 - Blanket Zimbabwe Indigenisation Transaction (Details Textual) - USD ($) $ in Thousands						12 Months Ended
		Jan. 20, 2020	Nov. 05, 2018	Jun. 23, 2017	Feb. 20, 2012	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					51.00%	36.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 30,090
Non-controlling interest, non-refundable donation					$ 1,000
Dividend loans, Percentage of dividend as payment of interest				80.00%	80.00%
Proportion of dividends declared accruing unconditionally					20.00%
Borrowings, interest rate				7.25%
Percentage of net assets recognised as NCI		13.20%			16.20%	13.20%	13.20%	13.20%
Proportion of ownership interest acquired			15.00%
Number of instruments or interests issued or issuable for cancellation of loan (in shares)		727,266
Non-controlling interests derecognized		$ 3,600
Reserve of share-based payments, increase (decrease) during period		$ 2,247
Proportion of ownership interest in subsidiary		64.00%
NIEEF [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					16.00%	16.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 11,740
Proportion of ownership interest sold					16.00%
Non-controlling interests recognised, dividends declared accruing unconditionally					20.00%
Fremiro [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					15.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 11,010
Proportion of ownership interest sold					15.00%
Non-controlling interests recognised, dividends declared accruing unconditionally					20.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans					80.00%
BETS [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests	[1],[2]					10.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent					$ 7,340
Proportion of ownership interest sold					10.00%
Community Trust [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests					10.00%	10.00%
Proportion of ownership interest sold					10.00%
Non-controlling interests recognised, dividends declared accruing unconditionally					100.00%
Non-controlling interests recognised, portion recognised to the extent net asset value exceeds faciliation loans					80.00%
Non-controlling interests recognised, dividends declared accruing unconditionally employee participation					20.00%

[1]	Accounted for under IAS19 Employee Benefits.
[2]	The shares held by BETS are effectively treated as treasury shares.